UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES – 104.9%
	CRUDE OIL PRODUCTS – 10.7%
922,119	Magellan Midstream Partners LP	$62,399,793
2,231,519	Plains All American Pipeline LP	120,881,384
753,967	Sunoco Logistics Partners LP	62,383,229
		245,664,406
	DIVERSIFIED – 38.0%
93,442	Enbridge Energy Management LLC*	2,499,584
2,160,465	Enbridge Energy Partners LP	59,455,997
2,613,208	Enterprise Products Partners LP	175,372,389
2,478,286	Kinder Morgan Management LLC*	172,984,391
3,209,694	ONEOK Partners LP	170,466,848
3,281,732	Targa Resources Partners LP	176,196,191
2,341,286	Williams Partners LP	116,151,198
		873,126,598
	GATHERERS & PROCESSORS – 20.1%
2,052,297	Access Midstream Partners LP	115,852,166
2,410,819	Crestwood Midstream Partners LP	53,978,237
2,703,894	Crosstex Energy LP	83,523,286
481,292	EQT Midstream Partners LP	31,721,956
2,883,488	Midcoast Energy Partners LP	58,996,164
1,881,675	Western Gas Partners LP	119,091,211
		463,163,020
	GENERAL PARTNERS – 5.2%
1,813,013	Kinder Morgan, Inc.	57,744,464
2,194,513	Plains GP Holdings LP - Class A	61,446,364
		119,190,828
	NATURAL GAS/NATURAL GAS LIQUIDS – 16.9%
2,258,931	Boardwalk Pipeline Partners LP	27,807,441
6,011,721	El Paso Pipeline Partners LP	180,652,216
1,008,379	Spectra Energy Partners LP	48,119,846
499,270	Tallgrass Energy Partners LP	15,642,129
2,467,968	TC Pipelines LP	115,056,668
		387,278,300
	REFINED PRODUCTS – 14.0%
2,389,238	Buckeye Partners LP	174,963,899
710,549	Holly Energy Partners LP	23,874,446
2,034,568	Tesoro Logistics LP	122,480,994
		321,319,339
	TOTAL MASTER LIMITED PARTNERSHIP SHARES (Cost $2,019,950,987)	2,409,742,491

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.8%
$41,440,336	UMB Money Market Fiduciary, 0.01%1	$41,440,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,440,336)	41,440,336

	TOTAL INVESTMENTS – 106.7% (Cost $2,061,391,323)	2,451,182,827
	Liabilities in Excess of Other Assets – (6.7)%	(153,684,125)

	TOTAL NET ASSETS – 100.0%	$2,297,498,702

LLC – Limited Liability Company
LP – Limited Partnership

*	No distribution or dividend was made during the period ended. As such, it is classified as a non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders.   The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  The Fund commenced operations on December 31, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

(c) Energy Industry Concentration Risk
A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry.  As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Tax Information
At February 28, 2014, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes was as follows:

Cost of investments	$2,020,304,390

Gross unrealized appreciation	$500,795,236
Gross unrealized depreciation	(69,916,799)

Net unrealized appreciation on Investments	$430,878,437

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that  valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Master Limited Partnerships1	$2,409,742,491	$-	$-	$2,409,742,491
Short-Term Investments	41,440,336	-	-	41,440,336
Total Investments	$2,451,182,827	$-	$-	$2,451,182,827

1
All Master Limited Partnerships held in the Fund are Level 1 securities.  For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Center Coast MLP Focus Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/16/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/16/14

* Print the name and title of each signing officer under his or her signature.